Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories
12.	Inventories

	12.31.2017	12.31.2016
Raw materials	865.6	952.9
Work in process	612.4	713.9
Spare parts	405.2	391.1
Used aircraft available for sale (i)	102.0	207.7
Finished goods (ii)	89.9	156.0
Inventory in transit	85.2	67.9
Held by third parties	82.3	77.5
Consumption materials	47.6	46.9
Advances to suppliers	28.9	40.5
Loss on adjustment to market value (iii)	(17.2)	(19.9)
Loss due to obsolescence (iv)	(153.2)	(138.1)

	2,148.7	2,496.4

(i)	The following used aircraft were held in inventory as available for sale:

•	At December 31, 2017: three EMBRAER 140, two Lineage, one Boeing BBJ 737; and

•	At December 31, 2016: nine EMBRAER 140, one EMBRAER 145, two Legacy 500, one Legacy 450, four Phenom 300, two Lineage, one Ipanema, one Gulfstream G350, one Boeing BBJ 737, two Cessna 560XL.

(ii)	The following aircraft were held in the finished products inventory:

•	At December 31, 2017: one Legacy 450, one Phenom 100, one Phenom 300, one Super Tucano two Legacy 500, one Lineage and two Ipanema; and

•	At December 31, 2016: one EMBRAER 195, two Legacy 450, two Legacy 500, four Phenom 100, three Phenom 300, one Lineage, one Super Tucano and two Ipanema.

Of the total aircraft inventories at December 31, 2017, one Phenom 100 and one Ipanema had been delivered by March 15, 2018.

(iii)	Refers to the provision recorded for adjustments to the realizable value of used aircraft, as follows:

	12.31.2017	12.31.2016	12.31.2015
Beginning balance	(19.9)	(25.4)	(8.0)
Additions	(8.2)	(14.0)	(18.8)
Disposals	10.9	19.5	1.4

Ending balance	(17.2)	(19.9)	(25.4)

(iv)	A provision was recorded for items without activity for over two years and with no planned use in the production program, and to cover expected losses from excess inventories or obsolete work in progress, except for inventories of spare parts, for which the provision is based on technical obsolescence of items without activity for over two years. Changes in the provision for obsolescence were as follows:

	12.31.2017	12.31.2016	12.31.2015
Beginning balance	(138.1)	(161.2)	(156.4)
Additions	(48.7)	(59.8)	(52.9)
Disposals	37.0	83.7	43.8
Reversals	—	—	1.5
Foreign exchange loss	(3.4)	(0.8)	2.8

Ending balance	(153.2)	(138.1)	(161.2)